Derivatives (Tables)	12 Months Ended
Nov. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
The following table summarizes the notional amounts of these outstanding foreign currency forward contracts as of November 30, 2014 and 2013 (in thousands):

	November 30, 2014		November 30, 2013
Notional amount of currency pair:
Contracts to buy USD with CAD		$51,194		$142,606
Contracts to buy CAD with GBP	C$	50,000	C$	28,741
Contracts to buy USD with EUR		$12,517		$17,522
Contracts to buy CHF with USD	CHF	9,000	CHF	14,000
Contracts to buy GBP with EUR		£4,774		£5,866
Contracts to buy USD with GBP		$48,000		$3,000
Contracts to buy USD with JPY		$8,778		$—
Contracts to buy USD with KRW		$10,000		$—

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table shows the classification, location, and fair value of our derivative instruments as of November 30, 2014 and 2013 (in thousands):

	Fair Value of Derivative Instruments
	November 30, 2014	November 30, 2013	Balance Sheet Location
Assets:
Derivatives designated as accounting hedges:
Foreign currency forwards	$987	$8	Other current assets
Derivatives not designated as accounting hedges:
Foreign currency forwards	1,005	1,548	Other current assets
Total	$1,992	$1,556

Liabilities:
Derivatives designated as accounting hedges:
Interest rate swaps	$16,662	$3,366	Other accrued expenses and other liabilities
Foreign currency forwards	—	423	Other accrued expenses
Derivatives not designated as accounting hedges:
Foreign currency forwards	475	957	Other accrued expenses
Total	$17,137	$4,746

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following table provides information about the cumulative amount of unrecognized hedge losses recorded in AOCI as of November 30, 2014 and November 30, 2013, as well as the activity on our cash flow hedging instruments for the years ended November 30, 2014, 2013, and 2012, respectively (in thousands):

	Year ended November 30,
	2014	2013	2012
Beginning balance	$(2,199)	$(2,225)	$(1,918)
Amount of gain (loss) recognized in AOCI on derivative:
Interest rate swaps	(8,941)	(797)	(1,123)
Foreign currency forwards	598	(153)	—
Amount of loss reclassified from AOCI into income:
Interest rate swaps (1)	950	935	816
Foreign currency forwards (1)	110	41	—
Ending balance	$(9,482)	$(2,199)	$(2,225)

(1) Amounts reclassified from AOCI into income related to interest rate swaps are recorded in interest expense, and amounts reclassified from AOCI into income related to foreign currency forwards are recorded in revenue.

Derivative Instruments, Gain (Loss) [Table Text Block]
The net gain (loss) on foreign currency forwards that are not designated as hedging instruments for the years ended November 30, 2014, 2013, and 2012, respectively, was as follows (in thousands):

		Amount of (gain) loss recognized in the consolidated statements of operations
	Location on consolidated statements of operations	2014	2013	2012
Foreign currency forwards	Other expense (income), net	$(6,293)	$(5,372)	$2,491

The following table provides information about the cumulative amount of unrecognized hedge losses recorded in AOCI as of November 30, 2014 and November 30, 2013, as well as the activity on our cash flow hedging instruments for the years ended November 30, 2014, 2013, and 2012, respectively (in thousands):

	Year ended November 30,
	2014	2013	2012
Beginning balance	$(2,199)	$(2,225)	$(1,918)
Amount of gain (loss) recognized in AOCI on derivative:
Interest rate swaps	(8,941)	(797)	(1,123)
Foreign currency forwards	598	(153)	—
Amount of loss reclassified from AOCI into income:
Interest rate swaps (1)	950	935	816
Foreign currency forwards (1)	110	41	—
Ending balance	$(9,482)	$(2,199)	$(2,225)

(1) Amounts reclassified from AOCI into income related to interest rate swaps are recorded in interest expense, and amounts reclassified from AOCI into income related to foreign currency forwards are recorded in revenue.

The unrecognized gains relating to the foreign currency forwards are expected to be reclassified into revenue within the next 12 months, and approximately $2.9 million of the $16.7 million unrecognized losses relating to the interest rate swaps are expected to be reclassified into interest expense within the next 12 months.